Intangible Assets - Balance and changes in intangible assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		R$ 1,918,349		R$ 1,471,256		R$ 1,782,655
Intangible assets, additions		1,053,577		1,013,408		318,335
Intangible assets, amortization		(204,656)		(158,069)		(212,222)
Intangible assets, transfer		1,086	[1]	(1,070)	[2]	169	[3]
Intangible assets, write-offs and disposals		(300,669)		(403,625)		(177,334)
Intangible assets, exchange rate variation		(3,344)		(3,551)		4,923
Intangible assets, reclassification to assets held for sale	[4]					(245,270)
Intangible assets opening balance TEAS		89,574
Intangible assets, ending balance		2,553,917		1,918,349		1,471,256
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		2,744,377		2,264,080		3,388,802
Intangible assets, additions		1,053,577		1,013,408		462,826
Intangible assets, amortization		0		0		0
Intangible assets, transfer		1,086	[1]	(1,070)	[2]	372	[3]
Intangible assets, write-offs and disposals		(380,392)		(528,490)		(196,663)
Intangible assets, exchange rate variation		(3,344)		(3,551)		6,491
Intangible assets, reclassification to assets held for sale	[4]					(1,397,748)
Intangible assets opening balance TEAS		95,696
Intangible assets, ending balance		3,511,000		2,744,377		2,264,080
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		917,775		818,096		1,525,088
Intangible assets, additions		0		99,679		0
Intangible assets, amortization		0		0		0
Intangible assets, transfer		0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals		0		0		0
Intangible assets, exchange rate variation		0		0		0
Intangible assets, reclassification to assets held for sale	[4]					(706,992)
Intangible assets opening balance TEAS		25,350
Intangible assets, ending balance		R$ 943,125		R$ 917,775		R$ 818,096
Cost [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)		5 years		5 years		4 years
Intangible assets, beginning		R$ 1,299,088		R$ 1,146,980		R$ 1,395,046
Intangible assets, additions		273,310		277,600		284,311
Intangible assets, amortization		0		0		0
Intangible assets, transfer		1,086	[1]	173	[2]	372	[3]
Intangible assets, write-offs and disposals		(79,909)		(125,665)		(19,826)
Intangible assets, exchange rate variation		0		0		1,808
Intangible assets, reclassification to assets held for sale	[4]					(514,731)
Intangible assets opening balance TEAS		10,026
Intangible assets, ending balance		R$ 1,503,601		1,299,088		1,146,980
Cost [member] | Technology [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning				R$ 0		32,617
Intangible assets, additions						0
Intangible assets, amortization						0
Intangible assets, transfer	[3]					0
Intangible assets, write-offs and disposals						0
Intangible assets, exchange rate variation						0
Intangible assets, reclassification to assets held for sale	[4]					(32,617)
Intangible assets, ending balance						R$ 0
Cost [member] | Distribution rights asset [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)		15 years		12 years		12 years
Intangible assets, beginning		R$ 114,593		R$ 114,593		R$ 133,599
Intangible assets, additions		1,357		0		0
Intangible assets, amortization		0		0		0
Intangible assets, transfer		0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals		0		0		0
Intangible assets, exchange rate variation		0		0		0
Intangible assets, reclassification to assets held for sale	[4]					(19,006)
Intangible assets opening balance TEAS		39,224
Intangible assets, ending balance		155,174		114,593		114,593
Cost [member] | Brands [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		65,647		69,198		136,962
Intangible assets, additions		0		0		0
Intangible assets, amortization		0		0		0
Intangible assets, transfer		0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals		0		0		0
Intangible assets, exchange rate variation		(3,344)		(3,551)		4,759
Intangible assets, reclassification to assets held for sale	[4]					(72,523)
Intangible assets opening balance TEAS		0
Intangible assets, ending balance		R$ 62,303		R$ 65,647		R$ 69,198
Cost [member] | Trademark rights [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)		30 years		39 years		39 years
Intangible assets, beginning		R$ 114,792		R$ 114,792		R$ 114,792
Intangible assets, additions		25		0		0
Intangible assets, amortization		0		0		0
Intangible assets, transfer		0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals		0		0		0
Intangible assets, exchange rate variation		0		0		0
Intangible assets, reclassification to assets held for sale	[4]					0
Intangible assets opening balance TEAS		6,143
Intangible assets, ending balance		R$ 120,960		R$ 114,792		R$ 114,792
Cost [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)		3 years		10 years		10 years
Intangible assets, beginning		R$ 177		R$ 421		R$ 50,698
Intangible assets, additions		0		999		1,678
Intangible assets, amortization		0		0		0
Intangible assets, transfer		0	[1]	(1,243)	[2]	0	[3]
Intangible assets, write-offs and disposals		(3)		0		0
Intangible assets, exchange rate variation		0		0		(76)
Intangible assets, reclassification to assets held for sale	[4]					(51,879)
Intangible assets opening balance TEAS		14,953
Intangible assets, ending balance		15,127		177		421
Cost [member] | Decarbonization credits (CBIO) [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		232,305		0		0
Intangible assets, additions		778,885		635,130		176,837
Intangible assets, amortization		0		0		0
Intangible assets, transfer		0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals		(300,480)		(402,825)		(176,837)
Intangible assets, exchange rate variation		0		0		0
Intangible assets, reclassification to assets held for sale	[4]					0
Intangible assets opening balance TEAS		0
Intangible assets, ending balance		710,710		232,305		0
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(826,028)		(792,824)		(1,012,867)
Intangible assets, additions		0		0		0
Intangible assets, amortization		(204,656)		(158,069)		(212,222)
Intangible assets, transfer		0	[1]	0	[2]	(203)	[3]
Intangible assets, write-offs and disposals		79,723		124,865		19,329
Intangible assets, exchange rate variation		0		0		(1,568)
Intangible assets, reclassification to assets held for sale	[4]					414,707
Intangible assets opening balance TEAS		(6,122)
Intangible assets, ending balance		(957,083)		(826,028)		(792,824)
Accumulated amortization [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(708,659)		(679,402)		(825,024)
Intangible assets, additions		0		0		0
Intangible assets, amortization		(192,976)		(154,122)		(206,025)
Intangible assets, transfer		0	[1]	0	[2]	(203)	[3]
Intangible assets, write-offs and disposals		79,720		124,865		19,329
Intangible assets, exchange rate variation		0		0		(1,566)
Intangible assets, reclassification to assets held for sale	[4]					334,087
Intangible assets opening balance TEAS		(4,858)
Intangible assets, ending balance		(826,773)		(708,659)		(679,402)
Accumulated amortization [member] | Technology [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		0		0		(32,616)
Intangible assets, additions				0		0
Intangible assets, amortization				0		0
Intangible assets, transfer				0	[2]	0	[3]
Intangible assets, write-offs and disposals				0		0
Intangible assets, exchange rate variation				0		0
Intangible assets, reclassification to assets held for sale	[4]					32,616
Intangible assets, ending balance				0		0
Accumulated amortization [member] | Distribution rights asset [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(102,037)		(101,027)		(113,326)
Intangible assets, additions		0		0		0
Intangible assets, amortization		(2,956)		(1,010)		(3,093)
Intangible assets, transfer		0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals		0		0		0
Intangible assets, exchange rate variation		0		0		0
Intangible assets, reclassification to assets held for sale	[4]					15,392
Intangible assets opening balance TEAS		(1,152)
Intangible assets, ending balance		(106,145)		(102,037)		(101,027)
Accumulated amortization [member] | Trademark rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(14,930)		(11,993)		(9,056)
Intangible assets, additions		0		0		0
Intangible assets, amortization		(3,889)		(2,937)		(2,937)
Intangible assets, transfer		0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals		0		0		0
Intangible assets, exchange rate variation		0		0		0
Intangible assets, reclassification to assets held for sale	[4]					0
Intangible assets opening balance TEAS		(112)
Intangible assets, ending balance		(18,931)		(14,930)		(11,993)
Accumulated amortization [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(402)		(402)		(32,845)
Intangible assets, additions		0		0		0
Intangible assets, amortization		(4,835)		0		(167)
Intangible assets, transfer		0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals		3		0		0
Intangible assets, exchange rate variation		0		0		(2)
Intangible assets, reclassification to assets held for sale	[4]					32,612
Intangible assets opening balance TEAS		0
Intangible assets, ending balance		R$ (5,234)		(402)		(402)
Provision for losses and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning				0		(593,280)
Intangible assets, additions						(144,491)
Intangible assets, amortization						0
Intangible assets, transfer	[3]					0
Intangible assets, write-offs and disposals						0
Intangible assets, exchange rate variation						0
Intangible assets, reclassification to assets held for sale	[4]					737,771
Intangible assets, ending balance						0
Provision for losses and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning				0		(593,280)
Intangible assets, additions						(68,273)
Intangible assets, amortization						0
Intangible assets, transfer	[3]					0
Intangible assets, write-offs and disposals						0
Intangible assets, exchange rate variation						0
Intangible assets, reclassification to assets held for sale	[4]					661,553
Intangible assets, ending balance						0
Provision for losses and impairment [member] | Distribution rights asset [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning				R$ 0		0
Intangible assets, additions						(76,218)
Intangible assets, amortization						0
Intangible assets, transfer	[3]					0
Intangible assets, write-offs and disposals						0
Intangible assets, exchange rate variation						0
Intangible assets, reclassification to assets held for sale	[4]					76,218
Intangible assets, ending balance						R$ 0

[1]	Refers to R$ 1,086 transferred from property, plant and equipment.
[2]	Refers to R$ 1,070 transferred to property, plant and equipment
[3]	Refers to amounts transferred from property, plant and equipment.
[4]	For further information, see Note 29